Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 18,586,274		¥ 21,127,163
Short-term deposits	12,931,757		9,756,979
Long-term deposits, current portion	452,326		7,054,915
Prepayments and other current assets	3,135,312		2,489,339
Total current assets	49,736,069		54,521,629
Non-current assets
Investments in subsidiaries and VIEs	600,300	$ 90,055	456,063	$ 69,965
Long-term investments	1,963,194		2,084,933		¥ 2,295,032	¥ 1,549,176
Total non-current assets	32,970,036		29,640,912
Total assets	¥ 82,706,105		¥ 84,162,541
Current liabilities
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accruals and other liabilities	¥ 8,650,636		¥ 7,580,195
Total current liabilities	39,864,883		36,111,562
Non-current liabilities
Derivative liability	167,940		393,473
Total non-current liabilities	11,566,434		11,722,452
Total liabilities	51,431,317		47,834,014
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,671,685		70,198,031
Accumulated deficit	(41,585,549)		(35,760,301)
Accumulated other comprehensive income	2,093,508		1,830,638
Total shareholders' equity	31,274,788		36,328,527		¥ 36,910,665	¥ 42,146,578
Total liabilities and shareholders' equity	82,706,105		84,162,541
Parent [Member]
Current assets
Cash and cash equivalents	1,651,285		5,187,597
Short-term deposits	11,938,371		7,906,283
Long-term deposits, current portion	0		1,852,070
Prepayments and other current assets	15,502		46,685
Total current assets	13,605,158		14,992,635
Non-current assets
Investments in subsidiaries and VIEs	17,114,366		21,126,723
Long-term investments	724,548		618,629
Total non-current assets	17,838,914		21,745,352
Total assets	31,444,072		36,737,987
Current liabilities
Accruals and other liabilities	1,344		15,987
Total current liabilities	1,344		15,987
Non-current liabilities
Derivative liability	167,940		393,473
Total non-current liabilities	167,940		393,473
Total liabilities	169,284		409,460
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,671,685		70,198,031
Statutory and other reserves	95,019		60,035
Accumulated deficit	(41,585,549)		(35,760,301)
Accumulated other comprehensive income	2,093,508		1,830,638
Total shareholders' equity	31,274,788		36,328,527
Total liabilities and shareholders' equity	31,444,072		36,737,987
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	104		103
Common Class A [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	104		103
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	21		21
Common Class B [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21		¥ 21